Investments and Fair Value Measurements - Schedule of Net Assets (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	$ 3,851,036,292	$ 3,519,948,469
Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	1,049,331,808	1,043,958,219
Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	2,801,704,484	2,475,990,250
Cash and Cash Equivalents
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)		15,455
Cash and Cash Equivalents | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)		0
Cash and Cash Equivalents | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)		15,455
Common Collective Trusts
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	2,559,288,271	2,257,682,707
Common Collective Trusts | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	0	0
Common Collective Trusts | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	2,559,288,271	2,257,682,707
Total FE Common Stock Fund
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	458,084,933	416,564,219
Total FE Common Stock Fund | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	456,541,538	415,883,749
Total FE Common Stock Fund | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	1,543,395	680,470
FE Common Stock
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	456,541,538	415,883,749
FE Common Stock | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	456,541,538	415,883,749
FE Common Stock | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	0	0
Cash and Cash Equivalents
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	1,543,395	680,470
Cash and Cash Equivalents | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	0	0
Cash and Cash Equivalents | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	1,543,395	680,470
Registered Investment Companies
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	593,820,838	631,045,064
Registered Investment Companies | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	592,790,270	628,074,470
Registered Investment Companies | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	1,030,568	2,970,594
Self-Managed Brokerage Accounts
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	239,842,250	214,641,024
Self-Managed Brokerage Accounts | Level 1
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	0	0
Self-Managed Brokerage Accounts | Level 2
EBP, Master Trust [Line Items]
Investments, at fair value (see Note 5)	$ 239,842,250	$ 214,641,024